Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 - RELATED PARTY TRANSACTIONS

On September 17, 2017, the Company organized a Nevada corporation named LCNS as a subsidiary of the Company. On September 29, 2017, LCNS sold 2,000,000 restricted shares of LCNS common stock to T. J. Jesky (1,000,000 shares) and Mark DeStefano (1,000,000 shares) at a price of $.005 per share and $10,000 was deposited in LCNS’s attorney’s client trust account. Jesky and DeStefano are members of Berkely Clinic, L.C. (see Note 4).

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.

NOTE 6 - RELATED PARTY TRANSACTIONS

On September 21, 2015, the Company’s then chief financial officer (appointed October 20, 2014) was dismissed for his alleged payment of unauthorized expenses totaling approximately $36,018 ($25,698 in the year ended June 30, 2015 and $10,320 in the six months ended December 31, 2015). The Company’s officers filed a criminal complaint and on January 26, 2017, the Company’s former chief financial officer entered into a Guilty Plea Agreement, in Nevada District Court, Case Number C-16-319713-1, using an Alford plea to attempted theft. He was ordered to pay restitution to the Company of $25,000 over the next three years. On July 7, 2017 and September 8, 2017 the Company received a total of $400 of the $25,000 ordered restitution.

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.